Offerings - Offering: 1	Oct. 11, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	1,173,998
Proposed Maximum Offering Price per Unit	34.67
Maximum Aggregate Offering Price	$ 40,702,510.66
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,231.55
Offering Note	This Registration Statement on Form S-8 (this “Registration Statement”) covers (i) 1,173,998 shares of common stock, par value $1.00 per share (“Common Stock”) of Murphy Oil Corporation (the “Registrant”) that may be issued pursuant to awards under the Murphy Oil Corporation 2020 Long-Term Incentive Plan, as amended and restated (the “Plan”), as a result of the share “recycling” provisions under the Plan and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), any additional shares of Common Stock that may become issuable under the Plan by reason of any share dividend, share split or other similar transaction.

The proposed maximum offering price per unit, maximum aggregate offering price and registration fee are rounded up to the nearest whole cent.

The proposed maximum offer price per unit is estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act on the basis of the average of the high and low prices per share of Common Stock on the New York Stock Exchange on October 9, 2024, which date is within five business days prior to filing this Registration Statement.